Disclosure of number and weighted average exercise prices of share options (Details)	12 Months Ended
	Dec. 31, 2018 CAD ($) Share	Dec. 31, 2017 CAD ($) Share	Dec. 31, 2016 CAD ($) Share
Statements Line Items
Number of share options outstanding in share-based payment arrangement at beginning of period | Share	5,247,500	4,811,500	5,428,500
Weighted average exercise price of share options outstanding in share-based payment arrangement at beginning of period | $	$ 1.10	$ 1.24	$ 1.67
Number of share options granted in share-based payment arrangement | Share	1,810,000	1,472,500	1,277,500
Weighted average exercise price of share options granted in share-based payment arrangement | $	$ 1.32	$ 1.20	$ 1.30
Number of share options exercised in share-based payment arrangement | Share	(192,500)	(75,000)	(165,000)
Weighted average exercise price of share options exercised in share-based payment arrangement | $	$ 0.97	$ 1.14	$ 0.77
Number of share options expired in share-based payment arrangement | Share			(1,729,500)
Weighted average exercise price of share options expired in share-based payment arrangement | $			$ 2.66
Number of share options forfeited in share-based payment arrangement | Share	(122,500)	(961,500)
Weighted average exercise price of share options forfeited in share-based payment arrangement | $	$ 1.10	$ 1.97
Number of share options outstanding in share-based payment arrangement at end of period | Share	6,742,500	5,247,500	4,811,500
Weighted average exercise price of share options outstanding in share-based payment arrangement at end of period | $	$ 1.16	$ 1.10	$ 1.24
Number of share options exercisable in share-based payment arrangement | Share	6,730,000
Weighted average exercise price of share options exercisable in share-based payment arrangement | $	$ 1.16